Summary of Significant Accounting Policies - Cost of revenue (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Warranty accrual	$ 0.1	$ 0.1
Maximum
Product Warranty Liability [Line Items]
Warranty accrual	$ 0.1	$ 0.1